SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of calculation of basic and diluted net income (loss) per share (Details) - CIK 0001822935 Healthcare Capital Corp - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted		$ 6,928,490
Denominator:
Basic weighted average shares outstanding		25,993,151
Basic net income per common stock		$ 0.27
Numerator:
Allocation of net income, as adjusted		$ 6,928,490
Denominator:
Diluted weighted average shares outstanding		25,993,151
Diluted net income per common stock		$ 0.27
Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (1,374)	$ 1,819,756
Denominator:
Basic weighted average shares outstanding	6,250,000	6,827,055
Basic net income per common stock	$ 0.00	$ 0.27
Numerator:
Allocation of net income, as adjusted		$ 1,829,862
Denominator:
Diluted weighted average shares outstanding		6,875,000
Diluted net income per common stock		$ 0.27